Accumulated Other Comprehensive Income (Loss) - Schedule Of Accumulated Other Comprehensive Income (Loss) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	₩ 630,011	₩ 368,744
Changes except for reclassification	327,490	861,751
Reclassification to profit or loss	(124,950)	(129,844)
Transfer within equity	314,624	(326,410)
Tax effect	(92,230)	(144,230)
Ending	1,054,945	630,011
Remeasurements of net defined benefit liabilities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(282,650)	(269,505)
Changes except for reclassification	(64,380)	(18,094)
Reclassification to profit or loss	0	0
Transfer within equity	0	0
Tax effect	18,638	4,949
Ending	(328,392)	(282,650)
Currency translation differences
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(131,113)	31,793
Changes except for reclassification	248,998	(177,894)
Reclassification to profit or loss	1,995	0
Transfer within equity	(7,671)	0
Tax effect	(15,675)	14,988
Ending	96,534	(131,113)
Gains on financial instruments at fair value through other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	717,230	487,331
Changes except for reclassification	(62,043)	757,236
Reclassification to profit or loss	20,537	(112,020)
Transfer within equity	314,624	(326,410)
Tax effect	(71,421)	(88,907)
Ending	918,927	717,230
Share of other comprehensive income (loss) of associates and joint ventures
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(3,529)	3,318
Changes except for reclassification	3,276	(3,923)
Reclassification to profit or loss	(2,720)	(5,900)
Transfer within equity	0	0
Tax effect	(7)	2,976
Ending	(2,980)	(3,529)
Gains (losses) on cash flow hedging instruments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(28,597)	(27,333)
Changes except for reclassification	95,478	(48,034)
Reclassification to profit or loss	(53,080)	39,190
Transfer within equity	0	0
Tax effect	(21,534)	7,580
Ending	(7,733)	(28,597)
Gains (losses) on hedging instruments of net investments in foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	22,277	(41,992)
Changes except for reclassification	(88,729)	88,769
Reclassification to profit or loss	5,195	0
Transfer within equity	0	0
Tax effect	25,599	(24,500)
Ending	(35,658)	22,277
Other comprehensive income (loss) arising from separate account
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	8,698	18,381
Changes except for reclassification	(81,601)	2,834
Reclassification to profit or loss	(6,419)	(16,188)
Transfer within equity	0	0
Tax effect	24,206	3,671
Ending	(55,116)	8,698
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(11,507)	(20,326)
Changes except for reclassification	18,917	12,169
Reclassification to profit or loss	0	0
Transfer within equity	0	0
Tax effect	(5,202)	(3,350)
Ending	2,208	(11,507)
Gains on overlay adjustment
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	339,202	187,077
Changes except for reclassification	257,574	248,688
Reclassification to profit or loss	(90,458)	(34,926)
Transfer within equity	0	0
Tax effect	(46,834)	(61,637)
Ending	459,484	339,202
Assets of a disposal group held for sale
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	0
Changes except for reclassification	0
Reclassification to profit or loss	0
Transfer within equity	7,671
Tax effect	0
Ending	₩ 7,671	₩ 0